Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary	Average
	Summary	Compensation	Compensation	Compensation		Peer Group
	Compensation	Actually	Table Total	Actually Paid	Total	Total	Net
	Table for	Paid to	For Non-PEO	Non-PEO	Shareholder	Shareholder	Income	Adjusted
	PEO	PEO	NEOs	NEOs	Return	Return	(000)	EPS
Year	($)	($)(1)	($)(1)	($)(2)	($)	($)(3)	($)(a)	($)(b)(4)

2024	12,769,564	6,002,636	3,551,842	1,385,989	122.41	190.22	301,999	23.85
2023	12,625,106	19,202,131	3,681,708	5,745,392	134.68	151.02	272,509	21.21
2022	11,609,033	10,125,511	3,852,849	3,590,451	117.23	126.17	249,624	19.91
2021	11,659,622	13,278,416	3,807,705	4,473,652	121.14	128.47	268,550	20.25
2020	11,958,423	21,517,491	3,723,769	6,310,889	121.59	130.14	319,466	18.08

(a)U.S. GAAP, as reported.

(b)Adjusted Earnings Per Shares as used to calculated key executive incentive compensation, as shown on page 19.

Company Selected Measure Name	Adjusted Earnings Per Shares
Named Executive Officers, Footnote

Named Executive Officers	Years Included

Kevin J. McNamara (PEO)	2020-2024
Michael D. Witzeman	2020-2024
Nicholas M. Westfall	2020-2024
Spencer S. Lee	2020-2024
Brian C. Judkins	2024
David P. Williams	2020-2023

Peer Group Issuers, Footnote

ABM Industries, Inc.	Option Care Health, Inc.
Acadia Healthcare Co., Inc.	Pediatrix Medical Group
Addus Homecare Corp.	(formerly MEDNAX, INC.)
Amedisys, Inc.	Premier, Inc.
AMN Healthcare Services, Inc.	RadNet, Inc.
Brookdale Senior Living, Inc.	Rollins, Inc.
Clean Harbors, Inc.	Select Medical Holdings Corp.
Comfort Systems USA, Inc.	Surgery Partners, Inc.
Encompass Health Corp.	Team, Inc.
Healthcare Services Group, Inc.	Tetra Tech, Inc.
National Healthcare Corp.	The Ensign Group, Inc.

PEO Total Compensation Amount	$ 12,769,564	$ 12,625,106	$ 11,609,033	$ 11,659,622	$ 11,958,423
PEO Actually Paid Compensation Amount	$ 6,002,636	19,202,131	10,125,511	13,278,416	21,517,491
Adjustment To PEO Compensation, Footnote

PEO	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024

Summary Compensation Table Total	$11,958,423	$11,659,622	$11,609,033	$12,625,106	$12,769,564

Aggregate change in the actuarial present value of pension	(44,225)	(39,857)	(31,266)	(25,165)	(14,969)
Actuarially determined service costs of pension	26,356	26,356	26,356	26,356	26,356
Values reported in the stock awards column on
Summary Compensation Table	(2,168,162)	(1,893,990)	(2,135,216)	(2,511,638)	(2,375,477)
Values reported in the stock options column on
Summary Compensation Table	(4,021,813)	(3,566,649)	(3,744,820)	(4,200,094)	(4,619,937)
Year-end fair value for stock awards granted in covered fiscal year
(outstanding and unvested)	2,385,977	2,987,111	2,510,610	3,221,154	2,315,424
Year-end fair value for stock options granted in covered fiscal year
(outstanding and unvested)	4,493,272	4,986,266	4,944,102	5,933,790	3,143,815
Prior year stock awards fair value (CY vs. PY change only)	1,142,283	(1,042,355)	(1,545,245)	1,317,900	(1,496,915)
Prior year stock options fair value (CY vs. PY change only)	7,745,380	161,912	(1,508,043)	2,814,722	(3,745,225)
Total adjustments	9,559,068	1,618,794	(1,483,522)	6,577,025	(6,766,928)

Total Compensation Actually Paid	$21,517,491	$13,278,416	$10,125,511	$19,202,131	$6,002,636

Non-PEO NEO Average Total Compensation Amount	$ 3,551,842	3,681,708	3,852,849	3,807,705	3,723,769
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,385,989	5,745,392	3,590,451	4,473,652	6,310,889
Adjustment to Non-PEO NEO Compensation Footnote

NEO	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024

Summary Compensation Table Total	$3,723,769	$3,807,705	$3,852,849	$3,681,708	$3,551,842

Aggregate change in the actuarial present value of pension	(10,131)	(9,130)	(7,162)	(5,765)	(1,699)
Actuarially determined service costs of pension	6,038	6,038	6,038	6,038	2,991
Values reported in the stock awards column on
Summary Compensation Table	(554,185)	(479,222)	(545,942)	(592,308)	(535,270)
Values reported in the stock options column on
Summary Compensation Table	(1,222,280)	(1,347,630)	(1,409,987)	(1,055,725)	(1,420,707)
Year-end fair value for stock awards granted in covered fiscal year
(outstanding and unvested)	609,859	755,806	641,924	759,630	521,738
Year-end fair value for stock options granted in covered fiscal year
(outstanding and unvested)	1,365,563	1,884,025	1,861,536	1,491,502	966,775
Prior year stock awards fair value (CY vs. PY change only)	234,760	(189,503)	(391,251)	336,753	(547,263)
Prior year stock options fair value (CY vs. PY change only)	2,157,496	45,563	(417,554)	1,123,559	(1,152,418)
Total adjustments	2,587,120	665,947	(262,398)	2,063,684	(2,165,853)

Total Compensation Actually Paid	$6,310,889	$4,473,652	$3,590,451	$5,745,392	$1,385,989

Compensation Actually Paid vs. Total Shareholder Return	RELATIONSHIP BETWEEN PAY AND PERFORMANCE

Below is a graph showing the relationship of Compensation Actually Paid to our Chief Executive Officer and other named excecutive officers in 2020, 2021, 2022, 2023 and 2024 to the TSR of Chemed Corporation, the S&P 500 and the Dow Jones Diversified Industrials. Compensation Actually Paid as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuations assumptions and projected performance modifers but does not reflect actual amounts paid for those awards.

Tabular List, Table

Measure	Explanation
Adjusted Earnings Per Share

A non-GAAP measure that consists of diluted net income per share that is then adjusted to eliminate the effect of certain items that the Compensation Committee determines in its discretion should be excluded for compensation purposes.

Total Stockholder Return

A measure of financial performance, indicating the total amount a stockholder earns from an investment in the Company. Based on the change in stock price over a given period of time, and assuming the reinvestment of dividends.

Return on Assets	A financial ratio that indicates how profitable the Company is in relation to its total assets.

Total Shareholder Return Amount	$ 122.41	134.68	117.23	121.14	121.59
Peer Group Total Shareholder Return Amount	190.22	151.02	126.17	128.47	130.14
Net Income (Loss)	$ 301,999	$ 272,509	$ 249,624	$ 268,550	$ 319,466
Company Selected Measure Amount | $ / shares	23.85	21.21	19.91	20.25	18.08
PEO Name	Kevin J. McNamara
Measure [Axis]: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Non-GAAP Measure Description	A non-GAAP measure that consists of diluted net income per share that is then adjusted to eliminate the effect of certain items that the Compensation Committee determines in its discretion should be excluded for compensation purposes.
Measure [Axis]: 2
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure
Name	Return on Assets
PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	$ (6,766,928)	$ 6,577,025	$ (1,483,522)	$ 1,618,794	$ 9,559,068
PEO [Member] | Aggregate Change in Actuarial Present Value of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(14,969)	(25,165)	(31,266)	(39,857)	(44,225)
PEO [Member] | Actuarially Determined Service Costs of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	26,356	26,356	26,356	26,356	26,356
PEO [Member] | Values Reported in Stock Awards Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(2,375,477)	(2,511,638)	(2,135,216)	(1,893,990)	(2,168,162)
PEO [Member] | Values Reported in Stock Options Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(4,619,937)	(4,200,094)	(3,744,820)	(3,566,649)	(4,021,813)
PEO [Member] | Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	2,315,424	3,221,154	2,510,610	2,987,111	2,385,977
PEO [Member] | Year-End Fair Value for Stock Options Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	3,143,815	5,933,790	4,944,102	4,986,266	4,493,272
PEO [Member] | Prior Year Stock Awards Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(1,496,915)	1,317,900	(1,545,245)	(1,042,355)	1,142,283
PEO [Member] | Prior Year Stock Options Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(3,745,225)	2,814,722	(1,508,043)	161,912	7,745,380
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(2,165,853)	2,063,684	(262,398)	665,947	2,587,120
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(1,699)	(5,765)	(7,162)	(9,130)	(10,131)
Non-PEO NEO [Member] | Actuarially Determined Service Costs of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	2,991	6,038	6,038	6,038	6,038
Non-PEO NEO [Member] | Values Reported in Stock Awards Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(535,270)	(592,308)	(545,942)	(479,222)	(554,185)
Non-PEO NEO [Member] | Values Reported in Stock Options Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(1,420,707)	(1,055,725)	(1,409,987)	(1,347,630)	(1,222,280)
Non-PEO NEO [Member] | Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	521,738	759,630	641,924	755,806	609,859
Non-PEO NEO [Member] | Year-End Fair Value for Stock Options Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	966,775	1,491,502	1,861,536	1,884,025	1,365,563
Non-PEO NEO [Member] | Prior Year Stock Awards Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	(547,263)	336,753	(391,251)	(189,503)	234,760
Non-PEO NEO [Member] | Prior Year Stock Options Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount	$ (1,152,418)	$ 1,123,559	$ (417,554)	$ 45,563	$ 2,157,496